Expenses by category (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by category [Abstract]
Research and Development
Research and Development

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Operating expenses	23,822	18,767	10,763
Payroll expenses	8,552	6,450	5,879
Share-based compensation	289	557	407
Total research and development expenses	32,663	25,774	17,049

General and Administrative
General and Administrative

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Operating expenses	3,857	3,168	1,377
Payroll expenses	4,984	3,969	1,908
Share-based compensation	1,290	759	132
Total general and administrative expenses	10,131	7,896	3,417

Financial Result, net
Financial Result, net

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Interest income/ (expense)	184	36	55
Foreign currency remeasurement gain/(loss), net	(4,049)	3,443	1,598
Other finance income/(expense)	(7)	(119)	(7)
Finance result, net	(3,872)	3,360	1,646